Financial risks management- Liquidity risk Contractual maturities of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying amount
Lease liabilities	$ 5,922.3	$ 4,888.8
Short-term borrowings	32.0	32.0
Trade and other payables	736.2	566.4
0-1 years
Carrying amount
Lease liabilities	1,321.7	1,644.7
More that 5 years
Carrying amount
Lease liabilities	2,019.6	935.9
Liquidity risk
Carrying amount
Long-term loans and other liabilities	61.4	77.0
Lease liabilities	5,922.3	4,888.8
Short-term borrowings	32.0	32.0
Trade and other payables	694.7	530.5
Total	6,710.4	5,528.3
Contractual cash flows
Long-term loans and other liabilities	71.8	91.9
Lease liabilities	7,909.9	6,101.0
Short-term borrowings	32.0	32.0
Trade and other payables	694.7	530.5
Total	8,708.4	6,755.4
Liquidity risk | 0-1 years
Carrying amount
Long-term loans and other liabilities	18.5	20.5
Lease liabilities	1,751.8	1,976.3
Short-term borrowings	32.0	32.0
Trade and other payables	694.7	530.5
Total	2,497.0	2,559.3
Liquidity risk | 1-2 years
Carrying amount
Long-term loans and other liabilities	12.5	18.4
Lease liabilities	1,325.9	1,261.4
Total	1,338.4	1,279.8
Liquidity risk | 2-5 years
Carrying amount
Long-term loans and other liabilities	20.9	26.2
Lease liabilities	2,274.7	1,642.2
Total	2,295.6	1,668.4
Liquidity risk | More that 5 years
Carrying amount
Long-term loans and other liabilities	19.9	26.8
Lease liabilities	2,557.5	1,221.1
Total	$ 2,577.4	$ 1,247.9